Loans Allowance for Loan Losses and Credit Quality (Details 1) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
30-89 Days	$ 5,631,089	$ 2,135,203
90 Days Or More	1,899,792	3,095,765
Total Past Due	7,530,881	5,230,968
Current	741,017,727	684,757,565
Total Loans	748,548,608	689,988,533
Non-accrual Loans	7,890,020	5,940,629
90 Days Or More And Accruing	573,084	593,303
Commercial Real Estates [Member]
30-89 Days	1,395,444	49,450
90 Days Or More	353,842	2,400,514
Total Past Due	1,749,286	2,449,964
Current	355,143,700	298,508,967
Total Loans	356,892,986	300,958,931
Non-accrual Loans	3,180,478	4,517,839
90 Days Or More And Accruing	324,927	0
Residential real estate - 1st lien [Member]
30-89 Days	1,517,653	1,190,300
90 Days Or More	641,141	608,775
Total Past Due	2,158,794	1,799,075
Current	196,584,581	179,517,270
Total Loans	198,743,375	181,316,345
Non-accrual Loans	1,136,330	1,180,563
90 Days Or More And Accruing	248,157	506,827
Commercial & industrial [Member]
30-89 Days	2,377,668	833,875
90 Days Or More	879,802	0
Total Past Due	3,257,470	833,875
Current	109,694,403	110,291,747
Total Loans	112,951,873	111,125,622
Non-accrual Loans	3,442,124	98,661
90 Days Or More And Accruing	0	0
Purchased Loan [Member]
30-89 Days	0	0
90 Days Or More	0	0
Total Past Due	0	0
Current	7,530,458	9,807,848
Total Loans	7,530,458	9,807,848
Non-accrual Loans	0	0
90 Days Or More And Accruing	0	0
Municipal [Member]
30-89 Days	0	0
90 Days Or More	0	0
Total Past Due	0	0
Current	34,633,055	47,955,231
Total Loans	34,633,055	47,955,231
Non-accrual Loans	0	0
90 Days Or More And Accruing	0	0
Residential real estate - Jr lien [Member]
30-89 Days	321,579	51,837
90 Days Or More	25,007	86,476
Total Past Due	346,586	138,313
Current	33,410,286	34,221,551
Total Loans	33,756,872	34,359,864
Non-accrual Loans	131,088	143,566
90 Days Or More And Accruing	0	86,476
Consumer [Member]
30-89 Days	18,745	9,741
90 Days Or More	0	0
Total Past Due	18,745	9,741
Current	4,021,244	4,454,951
Total Loans	4,039,989	4,464,692
Non-accrual Loans	0	0
90 Days Or More And Accruing	$ 0	$ 0